Advances to Suppliers (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Advances To Suppliers [Abstract]
Schedule of advances to suppliers - third parties
	September 30,	June 30,
	2020	2020
Freight fees (1)	$58,906	$48,875

(1)	The advanced freight fee is the Company's prepayment made for various shipping costs for shipments from October to December 2020.

	June 30,	June 30,
	2020	2019
Freight fees (1)	$48,875	$123,767
Port fees	-	373
Total advances to suppliers-third parties	$48,875	$124,140
(1)	The advanced freight fee is the Company’s prepayment made for various shipping costs for shipments from July to September 2020.